DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares					Fair Value
	COMMON STOCKS — 5.1%
	BANKING - 5.1%
160,000	Popular, Inc. (Cost $10,175,193)				$ 16,043,200

	EXCHANGE-TRADED FUNDS — 48.7%
	EQUITY - 48.7%
139,300	iShares MSCI EAFE ETF				11,649,659
160,000	iShares MSCI Emerging Markets ETF				7,337,600
48,000	iShares MSCI India ETF				2,809,440
199,000	iShares Russell 2000 ETF				43,957,110
113,400	SPDR S&P 500 ETF Trust				65,064,384
201,000	Vanguard FTSE Emerging Markets ETF				9,617,850
156,000	Vanguard FTSE Europe ETF				11,091,600
	TOTAL EXCHANGE-TRADED FUNDS (Cost $113,914,545)				151,527,643

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(a)
803,354	Federal National Mortgage Association Series 2011-M1X (Cost $52,197) (b),(c)	SOFR30A + 5.886%	0.5370	07/25/38	85,659

	U.S. GOVERNMENT & AGENCIES — 37.4%
	FEDERAL HOME LOAN MORTGAGE CORP. — 1.4%(d)
85,689	Federal Home Loan Mortgage Corporation Series D97349		6.0000	09/01/25	87,663
5,407	Federal Home Loan Mortgage Corporation Series D75702		7.5000	01/01/26	5,408
15,751	Federal Home Loan Mortgage Corporation Series D79168		8.0000	02/01/27	15,788
393,302	Federal Home Loan Mortgage Corporation Series J20654		3.0000	08/01/27	385,727
39,385	Federal Home Loan Mortgage Corporation Series C10178		6.5000	05/01/28	40,639
138,356	Federal Home Loan Mortgage Corporation Series P51380		5.5000	03/01/36	139,407
146,319	Federal Home Loan Mortgage Corporation Series C02554		6.0000	06/01/36	153,563
3,847,720	Federal Home Loan Mortgage Corporation Series SB0645		2.0000	12/01/36	3,521,180
					4,349,375
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 8.8%(d)
31,488	Federal National Mortgage Association Series 426651		6.5000	03/01/26	32,460
1,190	Federal National Mortgage Association Series 511569		8.5000	07/01/26	1,187
67,967	Federal National Mortgage Association Series AE1268		3.5000	10/01/26	67,111
10,083	Federal National Mortgage Association Series 367023		7.5000	11/01/26	10,092

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.4% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 8.8%(d) (Continued)
129,138	Federal National Mortgage Association Series AE1285	3.5000	12/01/26	$ 127,432
17,283	Federal National Mortgage Association Series 367025	8.0000	12/01/26	17,306
350,308	Federal National Mortgage Association Series AJ1905	3.0000	02/01/27	343,584
38,712	Federal National Mortgage Association Series 426649	7.0000	02/01/27	40,195
143,783	Federal National Mortgage Association Series AI9096	3.5000	03/01/27	141,422
6,090	Federal National Mortgage Association Series 374925	7.5000	03/01/27	6,098
236,978	Federal National Mortgage Association Series AL3274	3.0000	05/01/27	232,996
185,675	Federal National Mortgage Association Series AJ1913	3.0000	06/01/27	182,166
3,737	Federal National Mortgage Association Series 426647	7.5000	06/01/27	3,742
740,818	Federal National Mortgage Association Series AP1217	2.5000	07/01/27	723,910
332,605	Federal National Mortgage Association Series AI9133	3.5000	11/01/27	326,953
627,694	Federal National Mortgage Association Series AR5151	2.5000	04/01/28	611,908
68,033	Federal National Mortgage Association Series AU2244	3.0000	09/01/28	66,578
687,451	Federal National Mortgage Association Series AR5202	3.0000	11/01/28	673,648
414,440	Federal National Mortgage Association Series AR5223	3.0000	02/01/29	406,841
321,764	Federal National Mortgage Association Series AS2465	3.0000	04/01/29	313,560
543,844	Federal National Mortgage Association Series AS2542	3.0000	04/01/29	530,861
50,328	Federal National Mortgage Association Series 488061	7.0000	04/01/29	52,266
463,741	Federal National Mortgage Association Series AV6988	3.0000	05/01/29	454,390
998,820	Federal National Mortgage Association Series AV6993	3.0000	06/01/29	979,534
985,465	Federal National Mortgage Association Series AV6999	3.0000	06/01/29	966,447
998,675	Federal National Mortgage Association Series AV1451	3.0000	06/01/29	979,252
612,864	Federal National Mortgage Association Series AV1452	3.0000	07/01/29	597,611
72,647	Federal National Mortgage Association Series 504137	7.5000	07/01/29	73,459
32,144	Federal National Mortgage Association Series 504148	7.5000	08/01/29	32,029
502,623	Federal National Mortgage Association Series AV7011	3.0000	09/01/29	490,494
29,316	Federal National Mortgage Association Series 523120	7.0000	01/01/30	30,438
582,745	Federal National Mortgage Association Series AV7045	3.0000	02/01/30	570,549
11,829	Federal National Mortgage Association Series 523123	7.5000	02/01/30	11,843
110,133	Federal National Mortgage Association Series 567014	6.5000	03/01/31	114,735
569,870	Federal National Mortgage Association Series AX5513	3.0000	04/01/31	556,795
132,572	Federal National Mortgage Association Series 573448	6.5000	04/01/31	138,770
622,090	Federal National Mortgage Association Series AX5544	3.0000	08/01/31	607,175
778,759	Federal National Mortgage Association Series AX5551	2.5000	10/01/31	744,677

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.4% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 8.8%(d) (Continued)
379,769	Federal National Mortgage Association Series AX5567	3.0000	12/01/31	$ 372,381
614,294	Federal National Mortgage Association Series BD9019	3.0000	01/01/32	599,251
638,814	Federal National Mortgage Association Series 695394	5.0000	06/01/33	655,107
176,580	Federal National Mortgage Association Series 850040	6.5000	06/01/36	186,192
1,351,359	Federal National Mortgage Association Series CB2736	2.5000	01/01/37	1,267,563
85,736	Federal National Mortgage Association Series 931180	5.5000	04/01/39	88,573
441,412	Federal National Mortgage Association Series 953131	4.5000	09/01/39	446,497
2,245,033	Federal National Mortgage Association Series AI9098	4.0000	03/01/42	2,208,085
1,420,977	Federal National Mortgage Association Series AS3545	4.0000	09/01/44	1,387,034
1,479,481	Federal National Mortgage Association Series AV7027	4.0000	11/01/44	1,444,141
541,056	Federal National Mortgage Association Series AX5471	3.0000	07/01/45	497,236
717,169	Federal National Mortgage Association Series AV7076	3.0000	07/01/45	662,054
4,289,453	Federal National Mortgage Association Series AS8523	3.0000	11/01/46	3,938,870
1,408,832	Federal National Mortgage Association Series AX5564	3.0000	12/01/46	1,293,687
				27,307,185
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 26.9%
695	Government National Mortgage Association Series 406065	7.5000	01/15/25	694
1,663	Government National Mortgage Association Series 439194	7.5000	08/15/25	1,661
3,283	Government National Mortgage Association Series 425509	8.0000	09/15/25	3,285
33,203	Government National Mortgage Association Series 705899	3.5000	01/15/26	32,856
4,796	Government National Mortgage Association Series 385183	7.5000	01/15/26	4,793
12,809	Government National Mortgage Association Series 5127	4.0000	07/20/26	12,652
142,614	Government National Mortgage Association Series 711631	3.5000	02/15/27	140,616
36,397	Government National Mortgage Association Series 5310	3.5000	02/20/27	35,680
243,426	Government National Mortgage Association Series 705941	3.0000	04/15/27	239,724
117,192	Government National Mortgage Association Series 711651	3.5000	05/15/27	115,566
455,955	Government National Mortgage Association Series 740018	3.5000	07/15/27	449,332
238,947	Government National Mortgage Association Series 705951	2.5000	08/15/27	233,716
460,477	Government National Mortgage Association Series 744440	3.5000	10/15/27	453,842
183,977	Government National Mortgage Association Series 705956	2.5000	11/15/27	179,310
19,370	Government National Mortgage Association Series 711707	2.5000	01/15/28	18,945
146,418	Government National Mortgage Association Series 767026	2.5000	02/15/28	142,702
216,429	Government National Mortgage Association Series 721979	2.5000	03/15/28	210,755
266,833	Government National Mortgage Association Series 722012	3.0000	09/15/28	261,982

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.4% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 26.9% (Continued)
194,673	Government National Mortgage Association Series 722016	2.5000	12/15/28	$ 188,738
228,031	Government National Mortgage Association Series 722033	3.0000	06/15/29	224,033
35,647	Government National Mortgage Association Series 626932	3.0000	04/15/30	34,542
78,981	Government National Mortgage Association Series 548539	6.0000	10/15/31	81,506
300,204	Government National Mortgage Association Series 635142	3.0000	11/20/31	290,554
47,250	Government National Mortgage Association Series 636427	6.0000	11/15/34	48,818
51,595	Government National Mortgage Association Series 636567	6.0000	07/15/35	53,320
59,000	Government National Mortgage Association Series 643754	6.0000	10/15/35	60,973
157,057	Government National Mortgage Association Series 592885	6.0000	05/15/36	164,160
1,684,772	Government National Mortgage Association Series 655703	6.0000	08/15/37	1,807,746
1,146,813	Government National Mortgage Association Series 722002	3.5000	03/15/38	1,102,128
570,113	Government National Mortgage Association Series 767055	3.0000	05/15/38	533,166
534,047	Government National Mortgage Association Series 767066	3.0000	06/15/38	499,543
1,954,295	Government National Mortgage Association Series 721997	3.5000	01/15/39	1,882,622
663,802	Government National Mortgage Association Series 678638	4.5000	08/15/39	680,364
523,928	Government National Mortgage Association Series 678639	5.0000	08/15/39	544,406
117,972	Government National Mortgage Association Series 719894	4.5000	09/15/39	120,916
1,557,673	Government National Mortgage Association Series 678641	4.5000	09/15/39	1,596,592
939,661	Government National Mortgage Association Series 678642	5.0000	09/15/39	976,383
509,134	Government National Mortgage Association Series 678645	4.5000	10/15/39	521,854
416,491	Government National Mortgage Association Series 678646	5.0000	10/15/39	432,770
397,043	Government National Mortgage Association Series 678643	5.5000	11/15/39	415,561
344,239	Government National Mortgage Association Series 678660	5.0000	03/15/40	357,696
303,185	Government National Mortgage Association Series 722009	3.5000	07/15/40	292,540
1,552,322	Government National Mortgage Association Series 705892	4.0000	11/15/40	1,551,410
347,319	Government National Mortgage Association Series 705894	4.5000	11/15/40	355,990
479,640	Government National Mortgage Association Series 705937	4.0000	01/15/42	479,358
1,720,805	Government National Mortgage Association Series 705936	3.5000	02/15/42	1,655,276
41,825	Government National Mortgage Association Series 5302	3.5000	02/20/42	39,015
1,867,051	Government National Mortgage Association Series 711653	3.5000	05/20/42	1,772,259
1,682,378	Government National Mortgage Association Series 721969	3.0000	11/15/42	1,573,233
1,658,425	Government National Mortgage Association Series 711731	3.0000	03/15/43	1,550,927
1,529,560	Government National Mortgage Association Series 722001	3.5000	06/15/43	1,471,259
798,434	Government National Mortgage Association Series 722008	3.0000	08/15/43	742,681

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.4% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 26.9% (Continued)
1,081,721	Government National Mortgage Association Series 722010	3.5000	08/15/43	$ 1,040,522
612,618	Government National Mortgage Association Series 722011	4.0000	08/15/43	612,259
1,939,958	Government National Mortgage Association Series 722013	3.5000	09/15/43	1,866,006
606,154	Government National Mortgage Association Series 722020	3.0000	12/15/43	558,582
1,701,079	Government National Mortgage Association Series 722021	3.5000	12/15/43	1,636,235
3,158,755	Government National Mortgage Association Series 609103	3.5000	01/15/44	3,038,424
1,903,077	Government National Mortgage Association Series 609163	3.5000	07/15/44	1,830,582
2,456,101	Government National Mortgage Association Series 609200	3.5000	10/15/44	2,362,468
1,568,771	Government National Mortgage Association Series 609214	3.0000	11/20/44	1,428,213
2,437,746	Government National Mortgage Association Series 626921	3.0000	03/15/45	2,243,499
4,674,452	Government National Mortgage Association Series 626941	3.0000	05/15/45	4,301,897
2,677,096	Government National Mortgage Association Series 635068	3.0000	04/15/46	2,463,602
2,228,673	Government National Mortgage Association Series AE3319	3.0000	07/15/46	2,050,963
1,232,757	Government National Mortgage Association Series AW2756	3.0000	09/15/46	1,134,453
1,576,873	Government National Mortgage Association Series 635133	3.0000	10/20/46	1,419,461
2,106,990	Government National Mortgage Association Series AW3558	3.0000	11/15/46	1,938,919
972,599	Government National Mortgage Association Series 635153	3.0000	12/20/46	882,788
1,933,753	Government National Mortgage Association Series 690615	3.0000	06/15/47	1,772,288
1,856,585	Government National Mortgage Association Series 690625	3.0000	07/20/47	1,671,219
535,153	Government National Mortgage Association Series BC3027	3.0000	03/15/48	492,470
1,998,334	Government National Mortgage Association Series AD6371	3.0000	03/15/48	1,829,031
3,107,949	Government National Mortgage Association Series BE1665	4.0000	05/20/48	3,096,979
2,548,890	Government National Mortgage Association Series	4.0000	09/15/48	2,547,398
959,611	Government National Mortgage Association Series BJ1540	3.5000	09/20/48	910,950
679,431	Government National Mortgage Association Series BJ1536	3.5000	09/20/48	644,986
2,691,890	Government National Mortgage Association Series BJ9877	4.0000	11/15/48	2,690,312
1,877,987	Government National Mortgage Association Series BJ9885	4.0000	12/15/48	1,876,888
987,948	Government National Mortgage Association Series BJ9893	3.5000	12/20/48	937,831
922,078	Government National Mortgage Association Series BJ9892	3.5000	01/15/49	877,776
7,801,970	Government National Mortgage Association Series 626934	3.0000	04/20/45	7,023,203
				83,820,654

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.4% (Continued)
	U.S. TREASURY NOTE — 0.3%
1,000,000	United States Treasury Note	4.3750	05/15/34	$ 1,046,094

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $123,271,086)			116,523,308
Shares
	SHORT-TERM INVESTMENT — 8.2%
	MONEY MARKET FUND - 8.2%
25,547,966	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.81% (Cost $25,547,966)(e)			25,547,966

	TOTAL INVESTMENTS - 99.4% (Cost $272,960,987)			$ 309,727,776
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%			1,724,054
	NET ASSETS - 100.0%			$ 311,451,830

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

(a)	Percentage rounds to less than 0.1%.
(b)	Interest only securities.
(c)	Variable rate security; the rate shown represents the rate on September 30, 2024.
(d)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(e)	Rate disclosed is the seven day effective yield as of September 30, 2024.